This Supplement is filed pursuant to Rule 497(d) with regard to Defined Asset Funds - Government Securities Income Fund
U.S. Government Zero Coupon Bond Series 3

The text of the supplement to the Prospectus dated July 19, 1996 is as follows:


                 Supplement dated January 2, 1997
              to Prospectus dated July 19, 1996, of
                         Defined Asset Funds
                 Government Securities Income Fund
               U.S. Government Zero Coupon Bond Series 3

            _______________________________________________


          Beginning with employee benefit plan allocations in January 1997, units may be purchased both by or with respect to ML Plans.





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